Supplemental information - Sold option instruments (Details) - TTF, Apr 2025 - Mar 2027	12 Months Ended
Dec. 31, 2024 $ / bbl item
Disclosure of financial assets [line items]
Derivative interest maturity period	Apr 2025 - Mar 2027
Description of presentation currency	EUR
Option Expiration Date	Mar. 31, 2025
Derivatives, daily sold swap volume | item	2,457
Derivative, weighted average sold swap price | $ / bbl	10.99